Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (16,069,070)	$ (15,379,658)	$ (22,073,933)
Less: net loss from discontinued operations			1,596,390
Net loss from continuing operations	(16,069,070)	(15,379,658)	(20,477,543)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss from disposal of property and equipment			4,466
Deferred tax provision (benefit)	(16,690)	(17,562)	366,365
Depreciation and amortization	753,277	621,805	875,695
Change in fair value in convertible debt	(47,813)	467,383	1,908,830
Convertible debt issuance cost	145,569	415,500
Accrued interest for convertible debt	90,638	194,117	132,516
Impairment of long-lived assets	399,097		4,344,133
Share-based compensation	4,911,200	4,031,475	1,906,762
Change in bad debt allowances	(611,158)	1,690,004	2,250,334
Change in inventory reserve	229,611	20,835	(119,995)
Impairment of good will		1,018,870
(Gain) loss from disposal of subsidiary			6,293,149
Gain from dissolution of a subsidiary	(37,569)	(508,345)
Shares of losses in equity method investments	95,031	46,209	142,673
Amortization of operating lease right-of-use assets	171,097	271,185	121,778
Changes in operating assets:
Accounts receivable	602,572	(2,745,026)	614,765
Accounts receivable - related party	(26,923)	2,824	109,761
Advances to suppliers	(4,429,569)	255,613	905,758
Advances to suppliers - related party	1,875,626	(241,714)	282,773
Inventories	(37,164)	108,188	167,336
Prepayments and other current assets	190,294	(134,711)	(128,130)
Changes in operating liabilities:
Advances from customers	(767,882)	662,391	(1,436,799)
Advances from customers - related party	344,974		(2,201)
Deferred revenue		(254,828)	(31,000)
Deferred grants	(17,888)	19,024	(230,197)
Accounts payable	426,264	680,770	1,163,509
Accounts payable - related party	3,089	(9,659)	(144,969)
Accrued and other liabilities	559,730	(240,979)	997,686
Taxes payable	(30,745)	(641,431)	76,419
Operating lease liability	(296,343)	(294,115)	(131,769)
Net cash used in operating activities from continuing operations	(11,590,745)	(9,961,835)	(37,895)
Net cash used in operating activities from discontinued operations			(2,726,347)
Net cash used in operating activities	(11,590,745)	(9,961,835)	(2,764,242)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries	511,800	5,696,215	2,649,463
Addition of property and equipment	(159,722)	(149,547)	(17,686)
Addition of intangible assets	(395)	(1,303,965)
Prepayment on CIP			(2,552,958)
Net cash from acquisition of REIT Mingde			21,339
Net cash provided by (used in) investing activities from continuing operations	351,683	4,242,703	100,158
Net cash used in investing activities from discontinued operations			(1,843,757)
Net cash provided by (used in) investing activities	351,683	4,242,703	(1,743,599)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	5,401,856	668,700	2,325,000
Repayment of short-term bank loans	(1,285,138)	(1,545,450)	(5,774,926)
Repayment of long-term bank loans			(1,394,854)
Proceeds received from share issuance	6,600,000	3,582,000
Proceeds from third-party loans	2,744,091	1,768,340	799,674
Repayment of third-party loans	(141,225)	(955,498)
Shareholder contribution		815,814
Proceeds from issuance of convertible debt		3,000,000	3,666,171
Payments to non-controlling shareholders	(706,125)	(1,931,800)
Proceeds from related party loans	503,943	667,487	483,510
Repayment of related party loans	(652,082)	(1,313,778)	(788,937)
Net cash provided by (used in) financing activities from continuing operations	12,465,320	4,755,815	(684,362)
Net cash provided by financing activities from discontinued operations			4,732,509
Net cash provided by (used in) financing activities	12,465,320	4,755,815	4,048,147
EFFECT OF EXCHANGE RATE CHANGES ON CASH	73,516	619,717	(203,651)
NET INCREASE (DECREASE) IN CASH	1,299,774	(343,600)	(663,345)
CASH, BEGINNING OF YEAR	113,895	457,495	1,120,840
CASH, END OF YEAR	1,413,669	113,895	457,495
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	420,514	321,686	990,580
Income tax paid			3,268
Non-Cash Investing Activities
Right-of-use assets obtained in exchange for operating lease obligations	101,158	493,731	132,336
Right-of-use assets offset with operating lease obligations due to lease cancellation		50,545	64,230
Purchase of 30% noncontrolling interest in Xinyi REIT through payable to non-controlling shareholders		743,000
Addition to account receivable from disposal of REIT Changjiang			4,666,938
Common shares issued for conversion of debt	4,111,080	1,799,314	3,930,000
Withdrawal of capital by original minority shareholder in Xinyi REIT		2,843,432
Share to be issued for acquisition of REIT Mingde			$ 1,573,800